GOODWILL (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Reconciliation of changes in goodwill [abstract]
Beginning of year	$ 6,019
Transfer to assets held for sale	(25)
Foreign exchange and other	46
End of year	$ 6,040